Credit Facility - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Apr. 28, 2012	Apr. 30, 2011	May 01, 2010	Apr. 29, 2011 Amended Credit Agreement Year	Apr. 28, 2012 Amended Credit Agreement Year	Sep. 30, 2009 2009 Credit Facility Year	Apr. 28, 2012 2009 Credit Facility
Line of Credit Facility [Line Items]
Credit facility, borrowing capacity				$ 1,000,000		$ 1,000,000
Credit facility maturity term, in years				5		4
Increase in commitments under credit agreement, maximum				300,000		300,000
Percentage of Loan Cap under Amended Credit Agreement				10.00%
Amount of Loan Cap under Amended Credit Agreement				50,000
Amortization of deferred financing fees	5,381	16,087	5,925		10,180		6,580
Unamortized deferred costs	21,522	26,525					16,341
Deferrred financing amortization term					5
Credit facility, fees expensed on unused portion	$ 3,343	$ 5,466	$ 4,198